ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation. Where necessary, comparative figures for previous years have been reclassified to conform to changes in presentation in the current year.

Consolidation of variable interest entities
Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies
Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies." At December 31, 2017, two ultra-deepwater drilling units and one jack-up drilling rig are owned by three wholly-owned subsidiaries of the Company that are accounted for using the equity method.

Use of accounting estimates
Use of accounting estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies
Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and the majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included under "Other financial items" in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition

Revenues and expenses are recognized on the accrual basis.

The Company generates its revenues from the charter hire of its vessels and offshore related assets, and freight billings. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues, profit sharing arrangements and freight billings, where contracts exist, the charter and voyage rates are predetermined, service is provided and the collection of the revenue is reasonably assured.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income as it is earned ratably on a straight line basis over the duration of the period of each charter as adjusted for off-hire days.

Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Voyage revenues are recognized ratably over the estimated length of each voyage, and accordingly are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are recognized as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated.

Vessel operating expenses are expensed as incurred. Under a time charter, specified voyage costs such as fuel and port charges are paid by the charterer and other non-specified voyage expenses, such as commissions, are paid by the Company. Vessel operating costs include crews, voyage costs not applicable to the charterer, maintenance and insurance and are paid by the Company. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating costs and risks of operation. If payment is received in advance from charterers, it is recorded as deferred charter revenue and recognized as revenue over the period to which it relates.

Amounts receivable from profit sharing arrangements with Frontline Shipping Limited ("Frontline Shipping") and also previously Frontline Shipping II Limited ("Frontline Shipping II"), which are related parties, are accrued based on amounts earned at the reporting date. Such profit share income has two elements:

- 50% profit sharing: From January 1, 2012, up to and including June 30, 2015, the charter agreements with Frontline Shipping and Frontline Shipping II included provisions whereby they were to pay the Company profit sharing of 25% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates each fiscal year. In December 2011, the Company received a $106 million compensation payment from Frontline Ltd. ("Frontline"), of which $50 million represented a non-refundable advance relating to this 25% profit sharing agreement. The amendments to the charter agreements made on June 5, 2015, increased the profit sharing percentage to 50% for earnings above new threshold levels from July 1, 2015, onwards. The Company did not recognize any income under the 25% profit sharing agreement, as the cumulative share of earnings did not attain the starting level of $50 million over the three and a half years of the agreement's duration. The new 50% profit sharing agreement is not subject to any such constraints.

- Cash sweep: The charter agreements effective from January 1, 2012, were essentially the continuation of previous agreements amended to temporarily reduce the time-charter rates by $6,500 per day for the four year period commencing January 1, 2012. The agreements additionally provided that during the four year period Frontline Shipping and Frontline Shipping II would pay the Company 100% of any earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day per vessel. This arrangement was terminated with effect from July 1, 2015 (see Note 23: Related party transactions).

As detailed in Note 23: Related party transactions, the Company also has, or has had, profit sharing arrangements with Golden Ocean Group Limited ("Golden Ocean") and United Freight Carriers ("UFC"). The Company also has profit sharing agreements with Deep Sea Supply Shipowning II AS (the “Solstad Charterer”), a wholly owned subsidiary of Solship Invest 3 AS (“Solship”, formerly Deep Sea Supply Plc, or Deep Sea). Amounts receivable under these arrangements are accrued on the basis of amounts earned at the reporting date.

Any contingent elements of rental income, such as profit share and interest rate adjustments, are recognized when the contingent conditions have materialized.

Cash and cash equivalents
Cash and cash equivalents

For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Available for sale securities
Available-for-sale securities

Available-for-sale securities held by the Company consist of share investments and interest-earning listed and unlisted corporate bonds. Any premium paid on their acquisition is amortized over the life of the bond. Available-for-sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income. If circumstances arise which lead the Company to believe that the issuer of a corporate bond may be unable meet its payment obligations in full, or that the fair value at acquisition of the share investment or corporate bond may otherwise not be fully recoverable, then to the extent that a loss is expected to arise that unrealized loss is recorded as an impairment in the statement of operations, with an adjustment if necessary to any unrealized gains or losses previously recorded in other comprehensive income. In determining whether the Company has an other-than-temporary impairment in its investment in shares, the Company considers the period of decline, the amount and the severity of the decline and the ability of the investment to recover in the near to medium term. In determining whether the Company has an other-than temporary impairment in its investment in corporate bonds, in addition to the Company’s intention and ability to hold the investments until the market recovers, the Company evaluates if the underlying security provided by the bonds is sufficient to ensure that the decline in fair value of these bonds did not result in an other-than-temporary impairment.

The cost of disposals or reclassifications from other comprehensive income is calculated on an average cost basis, where applicable.

The fair value of unlisted corporate bonds is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

Trade accounts receivable
Trade accounts receivable

The amount shown as trade accounts receivable at each balance sheet date includes receivables due from customers for hire of vessels and offshore related assets, net of allowance for doubtful balances. At each balance sheet date, all potentially uncollectable accounts are assessed individually to determine any allowance for doubtful receivables. At December 31, 2017 and 2016, no provision was made for doubtful receivables.

Inventories	Inventories Inventories are comprised principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in first-out basis.
Vessels and equipment (including operating lease assets)
Vessels and equipment (including operating lease assets)

Vessels and equipment are recorded at historical cost less accumulated depreciation and, if appropriate, impairment charges. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets and termination of charters".

Office equipment is depreciated at 20% per annum on a reducing balance basis.

Newbuildings
Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Capitalized interest
Capitalized interest

Interest expense is capitalized during the period of construction of newbuilding vessels based on accumulated expenditures for the applicable vessel at the Company's capitalization rate of interest. The amount of interest capitalized in an accounting period is determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the vessel during the period. The capitalization rate used in an accounting period is based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period.

Investment in Capital Leases
Investment in Capital Leases

Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

If the terms of an existing lease are agreed to be amended, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease had such amended terms been in effect at the lease inception, the amended lease agreement shall be considered to be a new lease agreement over the remainder of its term. If the terms of a capital lease are amended in a way that does not result in it being treated as a new operating lease agreement, the remaining minimum lease payments and, if appropriate, the estimated residual value will be amended to reflect the revised terms, with a corresponding increase or decrease in unearned income.

Obligations under Capital Lease
Obligations under capital lease

The Company charters-in two container vessels on a bareboat basis under long term leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statement of Operations over the lease period.

Deemed Equity Contributions
Deemed Equity Contributions

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying value and the net investment in each lease was recorded as a deferred deemed equity contribution. These deferred deemed equity contributions were presented as a reduction in the net investment in direct financing leases in the balance sheet, due to the related party nature of both the transfer of the vessels and the subsequent direct financing leases. The deferred deemed equity contributions were amortized as credits to contributed surplus over the life of the lease arrangements, as lease payments were applied to the principal balance of each lease receivable. Amendments were made to the charter agreements on June 5, 2015, reducing daily lease payments from July 1, 2015, onwards. In the course of re-stating the amended leases, it was concluded that amortization of the deferred deemed equity contributions is no longer appropriate and these items are now incorporated into the revised lease schedules.

Impairment of long-lived assets, including other long-term investments
Impairment of long-lived assets, including other long-term investments

The carrying value of long-lived assets, including other long-term investments, that are held by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For vessels, such indicators may include historically low spot charter rates and second hand vessel values. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition, taking into account the possibility of any existing medium and long-term charter arrangements being terminated early. If the future expected net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the carrying value of the asset and its fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Convertible bonds
Convertible bonds

The Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

A conversion of the bonds at more favorable terms than the original bond is treated as an inducement and the Company recognizes a debt conversion expense equal to the fair value of all securities and other consideration transferred in the transaction in excess of the fair value of securities or consideration issuable pursuant to the original conversion terms.

Financial Instruments
Financial Instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company's swaps the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Drydocking provisions
Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Stock-based compensation
Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which the fair value of stock options issued to employees is expensed over the period in which the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Recently Issued Accounting Standards

Recently Adopted Accounting Standards

In March 2016, the FASB issued ASU 2016-07 "Investments - Equity Method and Joint Ventures" to simplify the transition to the equity method of accounting. ASU 2016-07 eliminates the requirement that when an investment qualifies for the use of the equity method as a result of an increase in the level of ownership, the investor must adjust the investment, results of operations and retained earnings retrospectively as if the equity method had been in effect during all previous periods in which the investment had been held. ASU 2016-07 was effective for fiscal years and interim periods beginning after December 15, 2016. The adoption of this standard did not have a material impact on the consolidated financial statements of the Company for the year ended December 31, 2017.

In March 2016, the FASB issued ASU 2016-09 "Compensation - Stock Compensation" to introduce improvements to employee share-based payment accounting. ASU 2016-09 simplifies several aspects of the accounting for share-based payment award transactions, including the income tax consequences, the classification of awards as either equity or liabilities and the classification on the statement of cash flows. ASU 2016-09 was effective for fiscal years and interim periods beginning after December 15, 2016. The adoption of this standard did not have a material impact on the consolidated financial statements of the Company for the year ended December 31, 2017.
RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09 "Revenue from Contracts with Customers" which will replace almost all existing revenue recognition guidance in U.S. GAAP and is intended to improve and converge with international standards the financial reporting requirements for revenue from contracts with customers. The core principle of ASU 2014-09 is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. ASU 2014-09 also requires additional disclosures about the nature, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. ASU 2014-09 allows for adoption either on a full retrospective basis to each prior reporting period presented or on a modified retrospective basis with the cumulative effect of initially applying the new guidance recognized at the date of initial application, which will be effective for the Company beginning January 1, 2018. We have closely assessed the new guidance, including the interpretations by the FASB Transition Resource Group for Revenue Recognition, throughout 2017 and we have concluded that the ASU will impact our vessels operating on voyage charters. Revenue from voyage charters will continue to be recognized over time, however the period over which it is recognized will change from discharge-to-discharge to load-to-discharge. The Company believes that performance obligations under a voyage charter begin to be met from the point at which a cargo is loaded until the point at which a cargo is discharged. While this represents a change in the period over which revenue is recognized, the total voyage results recognized over all periods would not change, however, each period’s voyage results could differ materially from the same period’s voyage results recognized based on the present revenue recognition guidance. The Company has elected to adopt the amendments in ASU 2014-09 on a modified retrospective basis. The Company does not expect the adoption of the standard to have a material impact on the consolidated financial statements of the Company and upon adoption, the Company will recognize the cumulative effect of adopting this guidance as a minor adjustment to its opening balance of retained earnings as of January 1, 2018. Prior periods will not be retrospectively adjusted.

In January 2016, the FASB issued ASU 2016-01 "Recognition and Measurement of Financial Assets and Financial Liabilities" to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. ASU 2016-01 particularly relates to the fair value and impairment of equity investments, financial instruments measured at amortized cost, and the use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes. ASU 2016-01 is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is only permitted for certain particular amendments within ASU 2016-01, where financial statements have not yet been issued. ASU 2016-01 will require the Company to recognize any changes in the fair value of certain equity investments in net income. These changes are currently recognized in other comprehensive income. The effect of the adoption of ASU 2016-01 will be that $100.4 million of net unrealized losses will be reclassified from other comprehensive income to retained earnings.

In February 2016, the FASB issued ASU 2016-02 "Leases" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new Accounting Standards Codification Topic 842 "Leases" to replace the previous Topic 840 "Leases." ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASU 2014-09 (see above). ASU 2016-02 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently assessing the impact of ASU 2016-02 on its consolidated financial position, results of operations and cash flows.

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments - Credit Losses" to introduce new guidance for the accounting for credit losses on instruments within its scope. ASU 2016-13 requires among other things, the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently assessing the impact of ASU 2016-13 on its consolidated financial position, results of operations and cash flows.

In August 2016, the FASB issued ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments", to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. It addresses the following eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted. The amendments should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company does not expect the adoption of the standard to have a material impact on our consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18 "Statement of Cash Flows (Topic 230): Restricted Cash", to address diversity in practice that exists in the classification and presentation of changes in restricted cash and require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The standard will be effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Early adoption is permitted. The impact on the consolidated financial statements of the Company will depend on the facts and circumstances of any specific future transactions.

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805) - Clarifying the Definition of a Business" which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is required to be applied prospectively and will be effective for the Company beginning January 1, 2018. The impact on the consolidated financial statements of the Company will depend on the facts and circumstances of any specific future transactions.

In March 2017, the FASB issued ASU 2017-08 "Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities" to amend the amortization period for certain purchased callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The impact on the consolidated financial statements of the Company will depend on the facts and circumstances of any specific future transactions.

In May 2017, the FASB issued ASU 2017-09 "Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting" to clarify and reduce both diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The amendments provide guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting. ASU 2017-09 is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The impact on the consolidated financial statements of the Company will depend on the facts and circumstances of any specific future transactions.

In August 2017, the FASB issued ASU 2017-12 "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities" to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results. The amendments also simplify the application of hedge accounting in certain situations. ASU 2017-12 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its Consolidated Financial Statements and related disclosures.